Supplemental Financial Information	3 Months Ended
Mar. 31, 2022
Supplemental Financial Information [Abstract]
Additional Financial Information Disclosure
Note 4. Supplemental Financial Information
Allowance for Doubtful Accounts
The following table summarizes activity in the allowance for doubtful accounts for the three months ended
:

(in thousands)	March 31, 2022	March 31, 2021
Balance at beginning of period	$(930)	$(405)
Uncollectible accounts (charged) credited to expense	80	(130)

Balance at end of period	$(850)	$(535)

Inventories

(in thousands)	March 31, 2022	December 31, 2021
Raw materials	$592	$433
Work-in-process	174	16
Finished Goods	—	—

Total Inventories	$766	$449

Property and Equipment, Net

(in thousands)	March 31, 2022	December 31, 2021
Advanced manufacturing machinery & quality equipment	$5,740	$5,705
Software	3,709	2,912
Computer & office hardware	1,226	1,149
Furniture and fixtures	136	39
Leasehold improvements	3,400	3,048
Construction in-progress	293	—

Total property, plant and equipment	14,504	12,853
Accumulated depreciation and amortization	(3,978)	(3,325)

Property, plant and equipment (net)	$10,526	$9,528

Accrued and Other Liabilities
Accrued and other liabilities as of March 31, 2022 and December 31, 2021 included costs associated with the Business Combination of approximately $13.5 million and $6.3 million, respectively.
Significant Customers and Concentration of Credit Risks
The Company is subject to credit risk primarily through its accounts receivable. Credit is generally extended to customers based on a credit review. The credit review considers each customer’s financial condition, including the customer’s established credit rating or the Company’s assessment of the customer’s creditworthiness based on their financial statements absent a credit rating, local industry practices, and business strategy. A credit limit and terms are established for each customer based on the outcome of this review. The Company performs on-going
credit evaluations of its customers and maintains allowances for potential credit losses which, when realized, have been within the range of management’s expectations. The Company generally does not require collateral. The Company regularly evaluates the credit risk of its customers.
Significant customers are those that represent more than 10% of the Company’s total revenue or accounts receivable. For the three months ended March 31, 2022 and 2021, no single customer accounted for more than 10% of the Company’s revenue. As of March 31, 2022 and December 31, 2021, no single customer accounted for more than 10% of the Company’s accounts receivable.